COMMON SHARES	12 Months Ended
Dec. 31, 2014
COMMON SHARES [Abstract]
COMMON SHARES
14.	COMMON SHARES

There were 101,560,744 common shares issued and outstanding as of December 31, 2013 after the issuance of 194,200 common shares as a result of the issuance of 194,200 restricted shares (see Note 16).

There were 102,121,144 common shares issued and outstanding as of December 31, 2014 after the issuance of 560,400 common shares as a result of the issuance of 560,400 restricted shares (see Note 16).